Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of loans, by loan type
Total loans	$ 6,894,946	$ 6,561,289
Commercial, financial and agricultural
Summary of loans, by loan type
Total loans	3,379,837	3,305,124
Real estate - mortgage
Summary of loans, by loan type
Total loans	1,140,377	1,173,101
Commercial Real Estate:Other Construction and Land Development
Summary of loans, by loan type
Total loans	2,185,883	1,886,231
Consumer
Summary of loans, by loan type
Total loans	47,800	46,316
Foreign
Summary of loans, by loan type
Total loans	$ 141,049	$ 150,517